Risk/Return Summary - VIPFundsManagerFunds-InvestorComboPRO	Nov. 29, 2024
VIPFundsManagerFunds-InvestorComboPRO | VIP FundsManager 60% Portfolio | InvestingInEtfsMember
Prospectus Line Items
Risk Text Block	Investing in Exchange Traded Funds (ETFs). ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.